Corporate Information and Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Corporate Information And Going Concern
Net loss	$ 2,356,488	$ 9,476,934	$ 7,509,986
Accumulated Deficit	19,394,044	17,112,605
Working capital deficit	$ 35,671	$ 2,709,527